Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000233894 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000233894 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000233894 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259296 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259296 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000254610 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000254610 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000254610 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000255354 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000255354 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255354 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254609 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000254609 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238456 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000238456 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238456 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230898 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000230898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000230898 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231201 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000231201 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000231201 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231201 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000233895 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000233895 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000233895 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233895 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000233895 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227299 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000227299 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227299 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000227299 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227299 | U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000230231 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000230231 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230231 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246389 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000246389 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(98.10%)
C000246389 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246389 | U.S. Government Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000249114 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000249114 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000249114 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238444 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000238444 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000259297 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000259297 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238457 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000238457 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227543 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000227543 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227543 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227543 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220986 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000220986 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220986 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220986 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220987 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000220987 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220987 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220988 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000220988 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000220988 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220988 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236819 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	194.90%
C000236819 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(110.70%)
C000236819 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000254611 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000254611 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254611 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243093 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243093 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000243093 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000243093 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227300 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000227300 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	110.70%
C000227300 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(66.80%)
C000227300 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243094 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000243094 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243094 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243094 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243094 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000243094 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000243094 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000243094 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243094 | U.S. Government Agency Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243094 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243094 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238807 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000238807 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(57.60%)
C000238807 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000238807 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000238807 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238807 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000223058 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000223058 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223058 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000223058 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241460 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	121.10%
C000241460 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
C000233897 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000233897 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259701 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259701 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000259701 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259701 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000248321 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248321 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000248321 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251042 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000251042 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251042 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000251042 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000251041 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000251041 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000251041 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251041 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000259668 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259668 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259668 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000259668 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Less than 0.05%
[2]	Less than 0.05%
[3]	Less than 0.05%